Cash and Cash Equivalents	6 Months Ended
Sep. 30, 2024
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
9.	CASH AND CASH EQUIVALENTS

	As of September 30, 2024 US$	As of March 31, 2024 US$
	(Unaudited)	(Audited)
Bank balances	3,814,905	4,880,413

As of September 30, 2024 and March 31, 2024, the cash and cash equivalents of US$574,012 and US$22,146 are denominated in HK$, while US$3,240,893 and US$4,858,267 are denominated in US$, respectively.